Quarterly Holdings Report
for
Fidelity® SAI Sustainable International Equity Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IEE-NPRT3-0925
1.9904875.103
Common Stocks - 96.2%
	Shares	Value ($)
AUSTRALIA - 4.1%
Financials - 2.2%
Capital Markets - 1.2%
Macquarie Group Ltd	7,949	1,100,821
Insurance - 1.0%
QBE Insurance Group Ltd	67,525	1,001,681
TOTAL FINANCIALS		2,102,502

Industrials - 1.0%
Commercial Services & Supplies - 1.0%
Brambles Ltd	59,106	904,289
Materials - 0.9%
Metals & Mining - 0.9%
IperionX Ltd (a)	228,210	859,164
TOTAL AUSTRALIA		3,865,955
AUSTRIA - 0.8%
Materials - 0.8%
Construction Materials - 0.8%
Wienerberger AG	23,668	797,333
BELGIUM - 2.4%
Financials - 0.7%
Banks - 0.7%
KBC Group NV	6,694	700,972
Health Care - 1.7%
Pharmaceuticals - 1.7%
UCB SA	7,095	1,542,039
TOTAL BELGIUM		2,243,011
CANADA - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	16,425	1,233,179
DENMARK - 1.7%
Financials - 0.3%
Insurance - 0.3%
Tryg A/S	11,353	274,072
Health Care - 1.4%
Pharmaceuticals - 1.4%
Novo Nordisk A/S Series B	27,849	1,295,202
TOTAL DENMARK		1,569,274
FINLAND - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	23,222	426,399
FRANCE - 11.5%
Consumer Discretionary - 1.6%
Textiles, Apparel & Luxury Goods - 1.6%
Hermes International SCA	603	1,480,197
Consumer Staples - 2.8%
Food Products - 2.0%
Danone SA	23,269	1,904,263
Personal Care Products - 0.8%
L'Oreal SA	1,720	761,072
TOTAL CONSUMER STAPLES		2,665,335

Financials - 5.3%
Banks - 1.2%
BNP Paribas SA	12,874	1,173,829
Capital Markets - 1.0%
Amundi SA (b)(c)	12,861	954,737
Insurance - 3.1%
AXA SA	57,204	2,778,353
TOTAL FINANCIALS		4,906,919

Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
EssilorLuxottica SA	3,276	974,272
Materials - 0.8%
Chemicals - 0.8%
Air Liquide SA	4,001	787,143
TOTAL FRANCE		10,813,866
GERMANY - 10.3%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (a)(b)(c)	16,544	500,320
Financials - 2.4%
Capital Markets - 0.9%
Deutsche Boerse AG	3,047	881,763
Insurance - 1.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,083	1,363,680
TOTAL FINANCIALS		2,245,443

Health Care - 1.2%
Life Sciences Tools & Services - 0.1%
Gerresheimer AG	1,472	72,872
Pharmaceuticals - 1.1%
Merck KGaA	8,212	1,026,372
TOTAL HEALTH CARE		1,099,244

Industrials - 1.7%
Air Freight & Logistics - 0.7%
Deutsche Post AG	15,672	702,196
Industrial Conglomerates - 1.0%
Siemens AG	3,437	875,415
TOTAL INDUSTRIALS		1,577,611

Information Technology - 2.5%
Software - 2.5%
SAP SE	8,256	2,360,852
Materials - 1.4%
Construction Materials - 1.4%
Heidelberg Materials AG	5,569	1,284,739
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Instone Real Estate Group SE (b)(c)	57,556	614,135
TOTAL GERMANY		9,682,344
HONG KONG - 1.6%
Financials - 1.6%
Insurance - 1.6%
AIA Group Ltd	164,330	1,532,241
INDIA - 0.5%
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd/Gandhinagar ADR	6,303	483,881
IRELAND - 1.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	27,309	198,832
Consumer Staples - 0.4%
Food Products - 0.4%
Kerry Group PLC Class A	4,046	374,694
Industrials - 0.7%
Building Products - 0.7%
Kingspan Group PLC	7,625	632,175
TOTAL IRELAND		1,205,701
ITALY - 5.0%
Financials - 4.5%
Banks - 4.5%
Intesa Sanpaolo SpA	182,486	1,099,527
UniCredit SpA	42,845	3,152,271
		4,251,798
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	5,882	469,757
TOTAL ITALY		4,721,555
JAPAN - 21.0%
Consumer Discretionary - 4.6%
Broadline Retail - 0.5%
Pan Pacific International Holdings Corp	17,045	570,262
Household Durables - 3.2%
Sony Group Corp	123,356	2,967,122
Specialty Retail - 0.9%
Fast Retailing Co Ltd	2,674	815,649
TOTAL CONSUMER DISCRETIONARY		4,353,033

Financials - 4.4%
Banks - 2.2%
Mizuho Financial Group Inc	15,208	446,076
Sumitomo Mitsui Financial Group Inc	64,281	1,621,592
		2,067,668
Financial Services - 1.5%
ORIX Corp	61,885	1,390,126
Insurance - 0.7%
Tokio Marine Holdings Inc	15,965	641,041
TOTAL FINANCIALS		4,098,835

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	9,712	1,225,292
Industrials - 7.7%
Industrial Conglomerates - 4.6%
Hitachi Ltd	139,969	4,283,143
Trading Companies & Distributors - 3.1%
ITOCHU Corp	56,966	2,988,016
TOTAL INDUSTRIALS		7,271,159

Information Technology - 3.0%
IT Services - 0.8%
NEC Corp	25,851	742,334
Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp	12,572	836,027
Disco Corp	1,316	388,913
Tokyo Electron Ltd	5,376	854,671
		2,079,611
TOTAL INFORMATION TECHNOLOGY		2,821,945

TOTAL JAPAN		19,770,264
KOREA (SOUTH) - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
SK Hynix Inc	6,173	1,189,146
NETHERLANDS - 6.3%
Communication Services - 2.8%
Diversified Telecommunication Services - 2.1%
Koninklijke KPN NV	452,392	2,021,063
Entertainment - 0.7%
Universal Music Group NV	21,531	619,381
TOTAL COMMUNICATION SERVICES		2,640,444

Financials - 2.1%
Banks - 2.1%
ING Groep NV	83,555	1,947,287
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	1,685	262,863
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV	1,075	752,145
BE Semiconductor Industries NV	2,079	282,571
		1,034,716
TOTAL NETHERLANDS		5,885,310
NEW ZEALAND - 0.9%
Utilities - 0.9%
Electric Utilities - 0.9%
Contact Energy Ltd	149,346	800,400
SPAIN - 1.7%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	2,597	48,456
Financials - 0.7%
Banks - 0.7%
CaixaBank SA	66,113	622,012
Utilities - 1.0%
Electric Utilities - 1.0%
Iberdrola SA	50,857	893,880
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	1,657	19,477
TOTAL UTILITIES		913,357

TOTAL SPAIN		1,583,825
SWEDEN - 2.4%
Financials - 1.1%
Financial Services - 1.1%
Investor AB B Shares	32,851	954,732
Industrials - 0.4%
Machinery - 0.4%
Indutrade AB	16,228	395,204
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Lagercrantz Group AB B Shares	38,055	885,556
TOTAL SWEDEN		2,235,492
SWITZERLAND - 2.1%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA Series A	5,065	826,995
Industrials - 1.2%
Electrical Equipment - 1.2%
ABB Ltd	17,441	1,138,864
TOTAL SWITZERLAND		1,965,859
TAIWAN - 2.9%
Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
Taiwan Semiconductor Manufacturing Co Ltd	71,972	2,764,619
UNITED KINGDOM - 11.1%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.3%
Compass Group PLC	34,474	1,211,398
Household Durables - 0.2%
Bellway PLC	5,865	192,866
TOTAL CONSUMER DISCRETIONARY		1,404,264

Consumer Staples - 1.6%
Food Products - 0.5%
Cranswick PLC	6,288	440,956
Personal Care Products - 1.1%
Unilever PLC	17,930	1,040,307
TOTAL CONSUMER STAPLES		1,481,263

Financials - 3.5%
Banks - 0.5%
NatWest Group PLC	72,469	503,049
Capital Markets - 2.2%
3i Group PLC	22,944	1,253,710
London Stock Exchange Group PLC	6,512	793,781
		2,047,491
Insurance - 0.8%
Aviva PLC	86,932	744,637
TOTAL FINANCIALS		3,295,177

Health Care - 1.7%
Pharmaceuticals - 1.7%
Astrazeneca PLC	10,984	1,602,474
Industrials - 1.5%
Commercial Services & Supplies - 0.5%
Johnson Service Group PLC	257,878	480,880
Professional Services - 1.0%
RELX PLC	17,758	922,725
TOTAL INDUSTRIALS		1,403,605

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Grainger PLC	107,371	291,398
Utilities - 1.0%
Multi-Utilities - 1.0%
National Grid PLC	69,087	970,816
TOTAL UNITED KINGDOM		10,448,997
UNITED STATES - 5.5%
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Alcon AG	12,504	1,105,617
Industrials - 3.4%
Electrical Equipment - 2.3%
Schneider Electric SE	8,306	2,149,538
Trading Companies & Distributors - 1.1%
Ferguson Enterprises Inc (United Kingdom)	4,523	1,011,280
TOTAL INDUSTRIALS		3,160,818

Materials - 0.9%
Construction Materials - 0.9%
Holcim AG	11,789	940,172
TOTAL UNITED STATES		5,206,607
TOTAL COMMON STOCKS (Cost $78,004,191)		90,425,258

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $3,081,877)	4.33	3,081,260	3,081,877

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $81,086,068)	93,507,135
NET OTHER ASSETS (LIABILITIES) - 0.5%	516,146
NET ASSETS - 100.0%	94,023,281

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,069,192 or 2.2% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,069,192 or 2.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,884,419	26,738,543	26,541,085	84,163	-	-	3,081,877	3,081,260	0.0%
Total	2,884,419	26,738,543	26,541,085	84,163	-	-	3,081,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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